Debt (Commercial Paper) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Commercial Paper
Commercial paper, maximum borrowing capacity	$ 2,500
Commercial paper, outstanding	$ 721	$ 1,801		$ 501	$ 1,360
Commercial paper, weighted average interest rate	4.73%	5.63%		4.73%	5.63%
Commercial paper, maturity	90 days
Issuances and repayments of commercial paper
Change in commercial paper, net	$ (1,381)	$ 908	$ 563
Maturity Less Than Ninety Days [Member]
Issuances and repayments of commercial paper
Issuance	18,564	13,767	11,799
Repayment	(19,851)	(13,090)	(11,087)
Change in commercial paper, net	(1,287)	677	712
Maturity Greater than 90 Days [Member]
Issuances and repayments of commercial paper
Issuance	1,682	1,871	440
Repayment	(1,776)	(1,640)	(589)
Change in commercial paper, net	$ (94)	$ 231	$ (149)